CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net loss	$ (20,504)	$ (11,163)	$ (38,531)	$ (28,354)	$ (99,574)
Other comprehensive income (loss), net of tax:
Unrealized losses on marketable securities, net of tax	(8)	(607)	(219)	325	0
Foreign currency translation, net of tax	1,267	(674)	(1,189)	541	(2,979)
Total other comprehensive income (loss)	1,259	(1,281)	(1,408)	866	(2,979)
Comprehensive loss	$ (19,245)	$ (12,444)	$ (39,939)	$ (27,488)	$ (102,553)